Group - Statement of Changes in Equity - USD ($) $ in Millions	Total	Aggregate continuing and discontinued operations	Total	Total Aggregate continuing and discontinued operations	Share capital and premium	Share capital and premium Aggregate continuing and discontinued operations	Other capital reserves	Other capital reserves Aggregate continuing and discontinued operations	(Accumulated losses) Retained earnings	(Accumulated losses) Retained earnings Aggregate continuing and discontinued operations	Fair value through OCI	Fair value through OCI Aggregate continuing and discontinued operations	Actuarial (losses) gains	Actuarial (losses) gains Aggregate continuing and discontinued operations	Foreign currency translation reserve [1]	Foreign currency translation reserve Aggregate continuing and discontinued operations [1]	Non-controlling interests	Non-controlling interests Aggregate continuing and discontinued operations
Equity at beginning of period at Dec. 31, 2019	$ 2,676		$ 2,640		$ 7,199		$ 83		$ (3,268)		$ 45		$ (10)		$ (1,409)		$ 36
Profit (loss) for the period	171		169						169								2
Other comprehensive income (loss)	(150)		(150)								(23)				(127)
Total comprehensive income (loss) for the period, net of tax		$ 21		$ 19		$ 0		$ 0		$ 169		$ (23)		$ 0		$ (127)		$ 2
Shares issued	10		10		10
Share-based payment for share awards net of exercised	(10)		(10)				(10)
Dividends paid	(38)		(38)						(38)
Transfer on disposal and derecognition of equity investments	0		0						4		(4)
Translation	0		0				(9)		8				1
Equity at end of period at Mar. 31, 2020	2,659		2,621		7,209		64		(3,125)		18		(9)		(1,536)		38
Equity at beginning of period at Dec. 31, 2019	2,676		2,640		7,199		83		(3,268)		45		(10)		(1,409)		36
Profit (loss) for the period	971
Other comprehensive income (loss)	124
Total comprehensive income (loss) for the period, net of tax		1,095
Shares issued	15
Equity at end of period at Dec. 31, 2020	3,740		3,695		7,214		77		(2,341)		131		1		(1,387)		45
Profit (loss) for the period	209		203						203								6
Other comprehensive income (loss)	(60)		(60)								(57)		(1)		(2)
Total comprehensive income (loss) for the period, net of tax		$ 149		$ 143		$ 0		$ 0		$ 203		$ (57)		$ (1)		$ (2)		$ 6
Shares issued	5		5		5
Share-based payment for share awards net of exercised	(4)		(4)				(4)
Dividends paid	(199)		(199)						(199)
Equity at end of period at Mar. 31, 2021	$ 3,691		$ 3,640		$ 7,219		$ 73		$ (2,337)		$ 74		$ 0		$ (1,389)		$ 51

[1]	Foreign currency translation reserve includes a loss of $1,393m (Dec 2020: $1,396m; Mar 2020: $1,436m) that will not re-cycle through the Income statement on disposal of non-foreign operations, and a gain of $4m (Dec 2020: $9m; Mar 2020: $100m loss) relating to foreign operations that will re-cycle through the Income statement on disposal.